EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE

9.	EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the year and net income attributable to Frontline Ltd.. The exercise of stock options using the treasury stock method was anti-dilutive for 2013, 2012 and 2011 as the exercise price was higher than the share price at December 31, 2013, 2012 and 2011. The convertible bonds using the if-converted method were anti dilutive for the years ended December 31, 2013, 2012 and 2011, therefore, 5,197,406, 5,881,275 and 6,154,823 shares, respectively, were excluded from the denominator in each calculation.

The components of the numerator for the calculation of basic EPS and diluted EPS for net loss from continuing operations, net loss from discontinued operations and net loss attributable to Frontline Ltd. are as follows:

(in thousands of $)	2013	2012	2011
Net loss from continuing operations, excluding loss attributable to noncontrolling interest	(187,305)	(70,210)	(531,332)
Net (loss) income from discontinued operations	(1,204)	(12,544)	1,731
Net loss attributable to Frontline Ltd.	(188,509)	(82,754)	(529,601)

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands)	2013	2012	2011
Weighted average number of ordinary shares	79,751	77,859	77,859